Label	Element	Value
Number of Shares, Issued, New Issues	ero_NumberOfSharesIssuedNewIssues	9,010,000
Issued capital [member]
Increase (decrease) Through Issuance Of Equity	ero_IncreaseDecreaseThroughIssuanceOfEquity	$ 104,330,000